Deposits - Additional Information (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Deposits [Abstract]
Deposit Liabilities Reclassified as Loans Receivable	$ 858,000	$ 1,453,000
Related Party Deposit Liabilities	15,640,000	11,823,000
Minimum average yearly cash balance with Federal Reserve	$ 0	$ 0